Short-term benefits - Additional information (Detail) $ in Millions, R$ in Billions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 BRL (R$)
Disclosure Of Short-term Benefits [line items]
Provision for variable compensation	$ 469
Provision for variable compensation recognized amount	$ 206
Description of registered enrollments	1.389 enrollments	1.389 enrollments
Programa de Premio por Performance-PPP [member] | Bottom of range [member]
Disclosure Of Short-term Benefits [line items]
Net income | R$		R$ 10